EQUITY - Treasury Shares (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Treasury shares - Beginning balance		$ 257
Shares purchased		48	$ 52	$ 368
Shares transferred to Group beneficiaries		(10)	(5)	(6)
Treasury shares - Ending balance		214	257
Treasury shares
Treasury shares - Beginning balance		257	432
Shares purchased	[1]	48	52	368
Shares transferred to Group beneficiaries	[1]	(40)	(26)	(40)
Shares cancelled	[1]	(51)	(201)	(190)
Treasury shares - Ending balance		$ 214	$ 257	$ 432
Number of shares
Number of shares - Beginning balance		17.2	29.3
Shares purchased (in shares)		2.7	3.2
Shares transferred to Group beneficiaries (in shares)		(2.7)	(1.8)
Shares cancelled (in shares)		(3.3)	(13.5)
Number of shares - Ending balance		13.9	17.2	29.3
Treasury shares excluding Employees' Share Trust
Treasury shares - Beginning balance		$ 234	$ 411
Shares purchased		48	52
Shares transferred from treasury		(29)	(19)
Shares transferred to Group beneficiaries		(13)	(9)
Shares cancelled		(51)	(201)
Treasury shares - Ending balance		$ 189	$ 234	$ 411
Number of shares
Number of shares - Beginning balance		15.6	27.8
Shares purchased (in shares)		2.7	3.2
Shares transferred from treasury (in shares)		1.9	1.3
Shares transferred to Group beneficiaries (in shares)		(0.9)	(0.6)
Shares cancelled (in shares)		(3.3)	(13.5)
Number of shares - Ending balance		12.2	15.6	27.8
Employees Share Trust
Treasury shares - Beginning balance		$ 23	$ 21
Shares transferred from treasury		29	19
Shares transferred to Group beneficiaries		(27)	(17)
Treasury shares - Ending balance		$ 25	$ 23	$ 21
Number of shares
Number of shares - Beginning balance		1.6	1.5
Shares transferred from treasury (in shares)		1.9	1.3
Shares transferred to Group beneficiaries (in shares)		(1.8)	(1.2)
Number of shares - Ending balance		1.7	1.6	1.5

[1]	Refer to Note 19.2 for further information.